Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 1,381,806	$ 1,773,105
Salary payable	839,090	693,396
Total other payables and accrued liabilities	$ 2,220,896	$ 2,466,501